Revenue - Additional Information (Detail) - USD ($)	1 Months Ended
	Mar. 31, 2019	Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Percentage of future minimum revenues utilization to be received		100.00%
Settlement payment received related to modification of time charters	$ 227,000,000